Interest, advances, promissory notes payable and loan payable	12 Months Ended
Dec. 31, 2022
Interest Advances Promissory Notes Payable And Loan Payable
Interest, advances, promissory notes payable and loan payable

4. Interest, advances, promissory notes payable and loan payable

a)	Promissory notes payable to related parties

A summary of activities of promissory notes payable to related parties is as follows:

Promissory Notes Payable to Related Parties	Carrying Value
Balance, December 31, 2020	$3,031,966
Transferred from promissory notes payable pursuant to private transaction	10,000
Balance, December 31, 2021	3,041,966
Promissory notes received	405,350
Repayment of promissory notes	(405,350)
Transferred from promissory notes payable pursuant to private transaction	50,000
Balance, December 31, 2022	$3,091,966

A summary of the promissory notes payable to related parties is as follows:

Promissory Notes Payable to Related Parties	2022	2021
Promissory notes payable to relatives of directors collateralized by a general security agreement over all the assets of the Company, past maturity:
i. Interest at 1% per month	$720,619	$720,619
ii. Interest at 1.25% per month	51,347	51,347
iii. Interest at the U.S. bank prime rate plus 1%	100,000	100,000
iv. Interest at 0.5% per month	695,000	695,000

Promissory notes payable, unsecured, to relatives of a director, bearing interest at 1% per month, past maturity	1,525,000	1,475,000
Total Promissory Notes Payable to Related Parties	$3,091,966	$3,041,966

The Company received advances from relatives of the Chairman and Chief Executive Officer (or “CEO”) aggregating $405,350, consisting of principal amounts of $50,000 and SGD$500,000 ($355,350). The principal amount of $50,000 was repaid in August 2022 and had a fixed interest amount of $4,000, which matured on August 31, 2022. The principal amount of SGD$500,000 was repaid in July 2022 and had an interest of $150 per day outstanding payable upon maturity or early payment, which matured and was repayable on August 31, 2022.

All amounts past maturity continue to accrue interest at their stated rates and are considered due on demand.

b)	Promissory notes payable to unrelated parties

A summary of activities of promissory notes payable to unrelated parties is as follows:

Promissory Notes Payable to Unrelated Parties	Carrying Value
Balance, December 31, 2020	$2,254,353
Reclassified to interest payable	(10,985)
Extinguished through issuance of ordinary shares (note 6)	(20,000)
Transferred to promissory notes payable pursuant to private transaction	(10,000)
Balance, December 31, 2021	2,213,368
Promissory notes received	244,358
Repayment of promissory notes	(244,358)
Transferred to promissory notes payable pursuant to private transaction	(50,000)
Balance, December 31, 2022	$2,163,368

A summary of the promissory notes payable to unrelated parties is as follows:

Promissory Notes Payable to Unrelated Parties	2022	2021
Unsecured promissory notes payable to unrelated lenders, past maturity:
i. Interest at 1% per month	$1,317,456	$1,317,456
ii. Interest at 0.667% per month	425,000	425,000
iii. Interest at 0.625% per month	150,000	150,000
iv. Non-interest-bearing	270,912	270,912

Promissory notes payable, secured by a guarantee from the CEO, bearing interest at 1% per month, past maturity	—	50,000
Total Promissory Notes Payable to Unrelated Parties	$2,163,368	$2,213,368

The Company received advances from two shareholders aggregating SGD$340,000 ($244,358), with a fixed interest amount of $10,000, maturing and repayable on August 31, 2022. The principal amount of SGD$150,000 was repaid to one lender in July 2022 and the remaining balance of SGD$190,000 was repaid in August 2022.

All amounts past maturity continue to accrue interest at their stated rates and are considered due on demand.

c)	Interest payable

A summary of interest payable activity is as follows:

Interest Payable	Carrying Value
Balance, December 31, 2020	$3,575,326
Reclassified from promissory notes payable	10,985
Interest incurred on promissory notes payable	527,336
Interest payable retired through issuance of shares	(3,000)
Balance, December 31, 2021	4,110,647
Interest incurred on promissory notes payable	542,834
Transferred from lines of credit interest	9,250
Balance, December 31, 2022	$4,662,731

Interest payable is due to related and unrelated parties as follows:

Interest Payable	2022	2021
Related parties	$1,534,006	$1,200,170
Unrelated parties	3,128,725	2,910,477
	$4,662,731	$4,110,647

The payment terms, security and any interest payable are based on the underlying promissory notes payable that the Company has outstanding.

d)	Loan payable

On September 6, 2022, ALR Singapore entered into a loan agreement with Kan Wan Chen Pte. Ltd. (“KWC”) whereby ALR Singapore received advances of SGD$2,500,000 from KWC. The loan will mature on March 31, 2024. The loan is secured by a general security interest in the assets of the Company. Any principal owing on maturity will be repaid concurrent with an additional twenty percent loan bonus, in lieu of any interest or other amounts. Prior to maturity, each unit of the GluCurve Pet CGM sold will result in payment, upon receipt of the proceeds of the sale, to KWC as follows (i) $5 payback of principal owing to KWC and (ii) $5 royalty payment representing consideration for borrowing the principal from KWC. ALR Singapore may redeem the principal at any time prior to the launch of the second generation GluCurve Pet CGM. Any principal repaid prior to this launch will not be subject to the royalty payments.

A director and Vice President (“VP”) of ALR Singapore is a director and significant shareholder of KWC, therefore KWC is a related party to the Company. The Company assumed the minimum amount payable at maturity will be SGD$3,000,000, which will equal to 120% of the principal amount outstanding of SGD$2,500,000 ($1,779,250).

d)       Loan payable (continued)

The fair value measured upon recognition of the loan was determined by using a discounted cash flow analysis. To determine the discounted cash flow, the Company had to determine the discount rate to apply to record the loan at fair value at initial recognition. The discount rate selected at initial recognition has a significant impact on the amount recorded for the initial fair value of the loan. Since KWC is a related party, the Company considered the interest rates of similar long-term debt arrangements with similar terms to determine if the effective interest rate under the loan agreement was comparable to market interest rates. At the time the loan agreement was executed, the Company was in advanced negotiations for the distribution of the GluCurve Pet CGM and the manufacturing of the CGM systems incorporated therein, but they had not entered into any definitive agreements until November 23, 2022.

The effective interest of the loan with the 20% loan bonus was calculated as 13%. Since the GluCurve had not launched upon recognition of the loan and no definitive agreements were in place, the Company excluded the sale of GluCurve Pet CGM units from the cost of borrowing. During the year ended December 31, 2022, the Company had not recognized revenue from the sale of GluCurve Pet CGM units and was unable to determine anticipated level of sales. As a result, the Company excluded the sale of GluCurve Pet CGM units from the cost of borrowing as at December 31, 2022.

The Company determined that the market interest rate on a similar loan would be 18% based on market yield curves. Since the effective interest rate of the loan is below market rates, the Company is deemed to have received a benefit under the loan agreement. Using the market rate, the Company estimated the fair value of the loan received to be SGD$2,339,944 ($1,665,338). The difference between the legal liability of SGD$2,500,000 and the carrying value of SGD$2,339,944, totaling SGD$160,056 ($113,912) has been recorded to additional paid-in capital as a shareholder contribution made by KWC.

During the year ended December 31, 2022, the Company recorded foreign exchange adjustment of $81,495 to loan payable. The Company recognized accreted interest expense of $23,315 (SGD$32,459). The Company also recognized borrowing costs (recorded in interest expense) of $72,834 (SGD$101,399) (note 8).

A summary of loan payable activity is as follows:

Loan Payable	Carrying Value
Balance, December 31, 2020 and 2021	$—
Loan proceeds received (S$2,500,000)	1,779,250
Proceeds allocated to additional paid-in capital as benefit	(113,912)
Accreted interest on loan	23,315
Borrowing cost (recorded in interest expense)	72,834
Foreign exchange adjustment	81,495
Balance, December 31, 2022	$1,842,982

e)	Interest expense

During the year ended December 31, 2022, the Company incurred interest expense of $6,350,401 (2021 - $5,468,328) (2020 - $2,116,466) as follows:

·	$4,004,906 (2021 - $3,425,120) (2020 - $nil) incurred related to 1) the grant of options as consideration for receiving an increase to the borrowing limit on the line of credit between the Company and the VP of the Company (note 7), and 2) the modification of options held by the CEO and the VP of the Company that were granted in connection with financing provided to the Company (note 7);
·	$1,596,667 (2021 - $1,402,187) (2020 - $1,464,077) incurred on lines of credit payable, as shown in note 5;
·	$542,834 (2021 - $527,336) (2020 - $528,871) incurred on promissory notes (notes 4(a), 4(b) and 4(c));
·	$104,494 (2021 - $112,339) (2020 - $123,518) incurred from the calculation of imputed interest on accounts payable outstanding for longer than one year, advances payable and promissory notes payable, which had no stated interest rate;
·	$23,315 (2021 and 2020 - $nil) and $72,834 (2021 and 2020 - $Nil) for accreted interest and borrowing costs on loan payable to related party (notes 4(d) and 8), respectively; and
·	$5,351 (2021 - $1,346) (2020 - $nil) incurred on other items.